UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05019

Exact name of registrant as specified in charter:	Nicholas Applegate Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2006

Date of reporting period:	3/31/2006

Item 1. Schedule of Investments

Schedule of Investments

as of March 31, 2006 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 100.5%
COMMON STOCKS

BASIC MATERIALS 2.3%

Chemicals 1.1%
30,200	Eastman Chemical Co.	$1,545,636
4,093	Tronox, Inc., (Class “B” Stock) (a)	69,545

		1,615,181

Metals & Mining 1.2%
16,100	Nucor Corp.	1,687,119

CAPITAL GOODS 1.9%

Diversified Manufacturing 1.9%
17,800	ITT Industries, Inc.	1,000,716
28,300	Precision Castparts Corp.	1,681,020

		2,681,736

COMMERCIAL/INDUSTRIAL SERVICES 8.6%

Building & Construction 3.1%
23,600	KB Home	1,533,528
17,000	Martin Marietta Materials, Inc.	1,819,510
12,000	Vulcan Materials Co.	1,039,800

		4,392,838

Business Services 0.8%
52,700	CSG Systems International, Inc.	1,225,802

Construction 0.8%
36,000	Masco Corp.	1,169,640

Other Commercial/Industrial Services 3.9%
30,400	ARAMARK Corp. (Class “B” Stock)	898,016
17,400	Parker Hannifin Corp.	1,402,614
84,700	Rollins, Inc.	1,714,328
83,000	Service Corp. International	647,400
11,300	W.W. Grainger, Inc.	851,455

		5,513,813

CONSUMER CYCLICAL 9.4%

Airlines 1.1%
88,500	Southwest Airlines Co.	1,592,115

Consumer Products & Services 1.6%
24,800	Whirlpool Corp.	2,268,456

Distribution/Wholesale 1.4%
47,100	Genuine Parts Co.	2,064,393

Leisure Equipment & Products 1.7%
130,000	Mattel, Inc.	2,356,900

Office Equipment 0.7%
17,300	HNI Corp.	1,020,700

Retail & Merchandising 1.2%
27,700	J.C. Penney Co., Inc.	1,673,357

Nicholas-Applegate Fund, Inc./Nicholas-Applegate Growth Equity Fund 1

Schedule of Investments

as of March 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value
Retail - Auto Parts 0.9%
13,600	AutoZone, Inc. (a)	$1,355,784

Retail - Restaurants 0.8%
46,900	Applebee’s International, Inc.	1,151,395

CONSUMER DISCRETIONARY 4.2%

Cable TV 1.5%
79,700	Cablevision Systems Corp. (Class “A” Stock) (a)	2,127,990

Hotel 1.0%
21,100	Marriott International, Inc. (Class “A” Stock)	1,447,460

Restaurants 0.5%
16,900	Brinker International, Inc. (a)	714,025

Tools 1.2%
18,800	Black & Decker Corp.	1,633,532

CONSUMER NON-CYCLICAL 14.4%

Biotechnology Healthcare 1.5%
47,200	Celgene Corp. (a)	2,087,184

Business Services 1.8%
25,600	Corporate Executive Board Co. (The)	2,583,040

Commercial Services 1.2%
31,300	McKesson Corp.	1,631,669

Healthcare Services 4.5%
49,800	Biogen Idec Inc. (a)	2,345,580
41,600	Health Net, Inc. (a)	2,114,112
15,500	Lincare Holdings, Inc.	603,880
26,900	Quest Diagnostics, Inc.	1,379,970

		6,443,542

Pharmaceuticals 5.4%
25,400	AmerisourceBergen Corp.	1,226,058
30,100	Forest Laboratories, Inc. (a)	1,343,363
46,400	Hospira, Inc.	1,830,944
57,700	Mylan Laboratories, Inc.	1,350,180
54,600	Vertex Pharmaceuticals, Inc.	1,997,814

		7,748,359

CONSUMER NON-DURABLES 8.4%

Drugs & Healthcare 2.7%
21,400	Coventry Health Care, Inc. (a)	1,155,172
15,300	Express Scripts, Inc.	1,344,870
52,400	IMS Health, Inc.	1,350,348

		3,850,390

Retail/Wholesale Specialty Chain 5.7%
32,600	Bed Bath & Beyond, Inc. (a)	1,251,840
47,800	Claire’s Stores, Inc.	1,735,618
19,100	Coach, Inc. (a)	660,478
51,500	Limited Brands, Inc.	1,259,690
46,100	Newell Rubbermaid, Inc.	$1,161,259
52,700	Nordstrom, Inc.	2,064,786

		8,133,671

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Schedule of Investments

as of March 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value
ENERGY 12.2%

Oil & Gas Equipment & Services 1.7%
78,800	Pride International, Inc.	2,456,984

Oil & Gas Production/Pipeline 2.6%
10,300	Diamond Offshore Drilling, Inc.	921,850
53,400	ENSCO International, Inc.	2,747,430

		3,669,280

Oil, Gas & Consumable Fuels 7.9%
8,700	Amerada Hess Corp.	1,238,880
21,400	Frontier Oil Corp.	1,270,090
36,000	Helmerich & Payne, Inc.	2,513,520
20,300	Kerr-McGee Corp.	1,938,244
14,500	Pogo Producing Co.	728,625
47,700	Rowan Cos., Inc.	2,096,892
69,800	Williams Cos., Inc.	1,493,022

		11,279,273

FINANCIAL SERVICES 10.0%

Financial - Bank & Trust 1.0%
52,000	Synovus Financial Corp.	1,408,680

Financial - Brokerage 1.6%
112,000	TD Ameritrade Holding Corp.	2,337,440

Financial/Business Services 2.1%
14,200	CIT Group, Inc.	759,984
28,400	Dun & Bradstreet Corp. (a)	2,177,712

		2,937,696

Health Care Providers & Services 1.5%
16,600	CIGNA Corp.	2,168,292

Insurance 3.8%
34,400	Assurant, Inc.	1,694,200
40,200	CNA Financial Corp. (a)	1,279,968
43,050	W.R.Berkely Corp.	2,499,483

		5,473,651

INDUSTRIALS 7.8%

Containers & Packaging 1.1%
90,300	Crown Holdings, Inc. (a)	1,601,922

Electronic Components 0.8%
34,700	Arrow Electronics, Inc. (a)	1,119,769

Electronics 2.0%
78,300	Agilent Technologies, Inc. (a)	2,940,165

Manufacturing 1.1%
21,500	Teleflex, Inc.	1,540,045

Nicholas-Applegate Fund, Inc./Nicholas-Applegate Growth Equity Fund 3

Schedule of Investments

as of March 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value
Transportation/Trucking/Shipping 2.8%
42,900	CSX Corp.	$2,565,420
52,700	Laidlaw International, Inc.	1,433,440

		3,998,860

TECHNOLOGY 21.3%

Computer Hardware 2.2%
45,900	Advanced Micro Devices, Inc. (a)	1,522,044
38,700	Intergraph Corp.	1,612,242

		3,134,286

Computer Services & Software 0.8%
152,600	Compuware Corp.	1,194,858

Computer Software 2.3%
25,870	McAfee, Inc. (a)	629,417
29,800	Network Appliance, Inc. (a)	1,073,694
57,600	Red Hat, Inc. (a)	1,611,648

		3,314,759

Electronic Components 4.6%
21,900	L-3 Communications Holdings, Inc.	1,878,801
110,300	LSI Logic Corp. (a)	1,275,068
52,800	PerkinElmer, Inc.	1,239,216
42,600	Thomas & Betts Corp. (a)	2,188,788

		6,581,873

Semiconductors 10.5%
36,750	Broadcom Corp. (Class “A” Stock) (a)	1,586,130
80,100	Freescale Semiconductor, Inc.	2,224,377
59,700	Intersil Corp. (Class “A” Stock)	1,726,524
12,900	KLA-Tencor Corp. (a)	623,844
60,900	Lam Research Corp.	2,618,700
39,000	Microchip Technology, Inc.	1,415,700
78,700	Micron Technology, Inc.	1,158,464
20,800	Nvidia Corp.	1,191,008
157,000	Teradyne, Inc.	2,435,070

		14,979,817

Telecommunication Services 0.9%
42,700	Crown Castle International Corp. (a)	1,210,545

	Total Investments — 100.5% (cost $120,809,825(b))	143,518,286
	Liabilities in excess of other assets — (0.5)%	(720,326)

	Net Assets — 100%	$142,797,960

(a)	Non-income producing security.
(b)	The United States federal income tax basis of the Fund’s investments was $120,955,102; accordingly, net unrealized appreciation on investments for federal income tax purposes was $22,563,184 (gross unrealized appreciation - $23,708,188; gross unrealized depreciation - $1,145,004). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

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Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Fund’s subadvisor in consultation with the manager to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. As of March 31, 2006, there were no securities valued in accordance with such procedures.

Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than 60 days are valued at current market quotations.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Applegate Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert F. Gunia
Robert F. Gunia
President of the Fund

Date May 30, 2006

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date May 30, 2006

*	Print the name and title of each signing officer under his or her signature.